SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity method and other investments	$ 21,933	$ 26,383
Investments in Pagaya SmartResi F1 Fund, LP
Schedule of Equity Method Investments [Line Items]
Equity method and other investments	$ 12,530	17,357
Equity method investment, ownership percentage	5.40%
Other
Schedule of Equity Method Investments [Line Items]
Equity method and other investments	$ 9,403	$ 9,026